Right of use assets and liabilities - Future minimum lease payments (Details) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Diluted loss per share - IFRS 16			$ (0.06)
Minimum finance lease payments payable	$ 730,485,000
Disclosure of maturity analysis of operating lease payments [abstract]
Minimum lease payments				$ 65,439,000
Discounted unguaranteed residual value of assets subject to finance lease	(160,511,000)		$ (10,120,000)
Lease liabilities	569,974,000	$ 24,200,000	$ 50,714,000
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	92,956,000
1 - 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	268,155,000
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 369,374,000